Quarterly Report
July 31, 2020
MFS®  Inflation-Adjusted
Bond Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 99.1%
Asset-Backed & Securitized – 3.0%
ALM Loan Funding, CLO, 2015-16A, “A2R2”, FLR, 1.775% (LIBOR - 3mo. + 1.5%), 7/15/2027 (n)		$1,400,000	$1,366,642
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.224% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)		4,467,757	4,378,896
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053		2,972,000	3,298,920
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072		2,063,594	2,328,637
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062		2,302,897	2,581,069
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050		2,190,172	2,448,645
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.295% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		1,331,195	1,302,769
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		3,204,527	3,111,468
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.771% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		3,382,623	3,271,500
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052		467,871	525,298
Oaktree CLO Ltd., 15-1A, “A1R”, FLR, 1.141% (LIBOR - 3mo. + 0.87%), 10/20/2027 (n)		4,221,595	4,165,571
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.727% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)		1,847,360	1,783,787
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.475% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		2,866,629	2,773,679
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050		2,058,000	2,336,810
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052		3,297,750	3,712,455
			$39,386,146
Automotive – 0.3%
Hyundai Capital America, 2.85%, 11/01/2022 (n)		$800,000	$821,831
Hyundai Capital America, 2.375%, 2/10/2023 (n)		1,110,000	1,131,265
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)		2,052,000	2,132,181
			$4,085,277
Computer Software - Systems – 0.2%
Apple, Inc., 3.2%, 5/11/2027		$1,826,000	$2,091,581
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		$4,160,000	$4,486,497
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$1,438,000	$1,571,440
Industrial Revenue - Other – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022		$268,000	$272,368
Howard University, Washington D.C., 2.801%, 10/01/2023		295,000	302,896
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021		255,000	257,717
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		325,000	332,610
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		402,000	409,810
			$1,575,401
International Market Sovereign – 1.9%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	15,044,597	$12,619,829
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	11,620,773	11,475,974
			$24,095,803
Major Banks – 0.2%
UBS Group AG, 3.491%, 5/23/2023 (n)		$2,334,000	$2,445,658
Medical & Health Technology & Services – 0.6%
CommonSpirit Health, 3.817%, 10/01/2049		$2,967,000	$3,344,246
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028		2,421,000	2,946,414
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038		747,000	891,000
			$7,181,660

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 1.2%
Freddie Mac, 3.286%, 11/25/2027	$2,049,000	$2,372,315
Freddie Mac, 3.85%, 5/25/2028	2,860,000	3,442,325
Freddie Mac, 3.854%, 6/25/2028	4,093,000	4,913,754
Freddie Mac, 3.92%, 9/25/2028	525,000	635,805
Freddie Mac, 4.06%, 10/25/2028	3,056,000	3,716,548
Freddie Mac, 1.765%, 5/25/2030 (i)	6,326,494	937,901
		$16,018,648
Municipals – 2.5%
California Department of Water Resources Rev. (Central Valley Project Water System), “BC”, 1.409%, 12/01/2029	$1,640,000	$1,654,055
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039	410,000	516,801
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	2,335,000	2,457,891
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	4,200,000	4,768,722
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	8,796,000	8,557,365
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,520,325
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	2,140,000	2,167,264
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,910,000	1,925,299
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	4,235,000	4,323,215
University of Missouri Curators Facilities Rev, “A”, 2.012%, 11/01/2027	3,640,000	3,874,889
		$32,765,826
Other Banks & Diversified Financials – 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$2,236,000	$2,327,831
Tobacco – 0.1%
B.A.T. Capital Corp., 2.764%, 8/15/2022	$1,600,000	$1,663,581
U.S. Government Agencies and Equivalents – 0.2%
Tennessee Valley Authority, 0.75%, 5/15/2025	$1,985,000	$2,011,769
U.S. Treasury Inflation Protected Securities – 87.5%
U.S. Treasury Bonds, 2.375%, 1/15/2025	$26,696,542	$31,047,617
U.S. Treasury Bonds, 2%, 1/15/2026	33,737,032	39,754,725
U.S. Treasury Bonds, 2.375%, 1/15/2027	23,527,768	29,057,570
U.S. Treasury Bonds, 1.75%, 1/15/2028	43,803,872	53,286,393
U.S. Treasury Bonds, 3.625%, 4/15/2028	36,090,767	49,479,212
U.S. Treasury Bonds, 2.5%, 1/15/2029	13,299,704	17,404,878
U.S. Treasury Bonds, 3.875%, 4/15/2029	74,006,053	106,788,251
U.S. Treasury Bonds, 3.375%, 4/15/2032	7,808,672	11,919,000
U.S. Treasury Bonds, 2.125%, 2/15/2040	38,642,396	59,944,608
U.S. Treasury Bonds, 2.125%, 2/15/2041	14,563,996	22,926,081
U.S. Treasury Bonds, 0.75%, 2/15/2042	48,674,929	62,120,436
U.S. Treasury Bonds, 0.625%, 2/15/2043	34,847,372	43,666,355
U.S. Treasury Bonds, 1.375%, 2/15/2044	15,437,954	22,407,699
U.S. Treasury Bonds, 0.75%, 2/15/2045	20,597,672	26,846,870
U.S. Treasury Bonds, 1%, 2/15/2046	5,321,423	7,360,825
U.S. Treasury Bonds, 0.875%, 2/15/2047	6,077,614	8,298,620
U.S. Treasury Bonds, 1%, 2/15/2048	12,938,844	18,334,228
U.S. Treasury Notes, 0.125%, 1/15/2022 (f)	98,762,651	100,474,746
U.S. Treasury Notes, 0.125%, 7/15/2022	38,651,761	39,719,476
U.S. Treasury Notes, 0.125%, 1/15/2023	20,881,295	21,523,239
U.S. Treasury Notes, 0.375%, 7/15/2023	23,878,749	25,074,907
U.S. Treasury Notes, 0.625%, 1/15/2024	31,650,129	33,639,559
U.S. Treasury Notes, 0.5%, 4/15/2024	17,479,337	18,558,441
U.S. Treasury Notes, 0.125%, 7/15/2024	3,208,135	3,390,824
U.S. Treasury Notes, 0.25%, 1/15/2025	35,326,794	37,655,630
U.S. Treasury Notes, 0.375%, 7/15/2025	26,236,483	28,448,164
U.S. Treasury Notes, 0.625%, 1/15/2026	32,137,869	35,356,801
U.S. Treasury Notes, 0.125%, 7/15/2026	9,675,121	10,468,768

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.375%, 1/15/2027	$44,198,071	$48,567,997
U.S. Treasury Notes, 0.375%, 7/15/2027	36,946,347	40,988,012
U.S. Treasury Notes, 0.5%, 1/15/2028	35,900,480	40,184,144
U.S. Treasury Notes, 0.875%, 1/15/2029	29,873,796	34,803,550
U.S. Treasury Notes, 0.25%, 7/15/2029	11,008,643	12,323,632
		$1,141,821,258
Utilities - Electric Power – 0.7%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,958,000	$6,155,506
Virginia Electric & Power Co., 3.5%, 3/15/2027	2,891,000	3,330,741
		$9,486,247
Total Bonds		$1,293,014,623
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.15% (v)	9,160,440	$9,161,356

Other Assets, Less Liabilities – 0.2%		2,766,805
Net Assets – 100.0%		$1,304,942,784
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,161,356 and $1,293,014,623, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $39,327,250, representing 3.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
Derivative Contracts at 7/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	12,379,862	AUD	17,722,963	Goldman Sachs International	10/16/2020	$(285,441)
USD	11,227,546	CAD	15,276,256	JPMorgan Chase Bank N.A.	10/16/2020	(179,310)
						$(464,751)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	318	$44,544,844	September – 2020	$(667,061)
U.S. Treasury Ultra Note 10 yr	Short	USD	50	7,962,500	September – 2020	(72,057)
						$(739,118)
At July 31, 2020, the fund had cash collateral of $300,000 and other liquid securities with an aggregate value of $648,831 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,143,833,027	$—	$1,143,833,027
Non - U.S. Sovereign Debt	—	24,095,803	—	24,095,803
Municipal Bonds	—	32,765,826	—	32,765,826
U.S. Corporate Bonds	—	17,703,919	—	17,703,919
Residential Mortgage-Backed Securities	—	16,018,648	—	16,018,648
Commercial Mortgage-Backed Securities	—	21,610,730	—	21,610,730
Asset-Backed Securities (including CDOs)	—	17,775,416	—	17,775,416
Foreign Bonds	—	19,211,254	—	19,211,254
Mutual Funds	9,161,356	—	—	9,161,356
Total	$9,161,356	$1,293,014,623	$—	$1,302,175,979
Other Financial Instruments
Futures Contracts – Liabilities	$(739,118)	$—	$—	$(739,118)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(464,751)	—	(464,751)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,913,747	$275,581,296	$327,332,911	$2,619	$(3,395)	$9,161,356
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$375,393	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.